Trade and Other Current Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables [Line Items]
Payables for energy purchases	$ 257,715	$ 320,238
Total payables for energy purchases	230,387	383,964
Finance cost	1,071,759	869,535	$ 773,157
Fines and Complaints [Member]
Trade And Other Payables [Line Items]
Finance cost	$ 48,555	$ 65,398